EFH Bankruptcy Proceedings and Sempra Acquisition (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Mar. 09, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022
Bankruptcy [Line Items]
Purchase price		$ 1,324
Cash paid		$ 1,275	$ 1,324		$ 25
Regulatory capitalization ratio, debt		57.50%	57.50%	60.00%
Regulatory capitalization ratio, equity		42.50%	42.50%	40.00%
Sempra Energy [Member] | Scenario, Forecast [Member]
Bankruptcy [Line Items]
Minimum aggregate capital expenditures						$ 7,500
Oncor | Sempra Energy [Member]
Bankruptcy [Line Items]
Cash paid	$ 9,450
Oncor | Oncor Holdings [Member]
Bankruptcy [Line Items]
Ownership interests acquired	0.22%
Cash paid	$ 26
Price per interest	$ 18.60
Oncor Holdings [Member] | Sempra Energy [Member]
Bankruptcy [Line Items]
Ownership interests acquired			51.00%
Percentage of membership interest owned by non-controlling owners		51.00%
Texas Transmission [Member]
Bankruptcy [Line Items]
Percentage of membership interest owned by non-controlling owners		19.75%	19.75%